FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of carrying amounts of the Corporation's financial assets and liabilities

Information regarding the carrying amounts of the Corporation’s financial assets and liabilities is summarized as follows:

	Fair Value
	Hierarchy	December 31	December 31
	Classification	2020	2019

Fair value through profit or loss:
Warrants	Level 2	$—	$40
Embedded derivative asset	Level 3	$13,074	$15,160

Fair value through other comprehensive loss:
Investment in marketable securities	Level 1	$4,241	$1,289
		$17,315	$16,489

Schedule of corporation's maximum exposure to credit risk at the balance sheet date under its financial instruments

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its obligations. The Corporation’s maximum exposure to credit risk at the balance sheet date under its financial instruments is summarized as follows:

	December 31	December 31
	2020	2019

Trade receivables
Currently due	$489	$5,229
Past due by 90 days or less, not impaired	204	1,082
Past due by greater than 90 days, not impaired	74	61
	767	6,372

Cash	23,210	6,313
Demand deposits	532	528
Term deposits	2,932	2,777
Promissory note receivable	1,250	—

Total exposure	$28,691	$15,990

Schedule of the contractual maturities at the balance sheet date

The Corporation’s financial liabilities are comprised of its accounts payable and accrued liabilities, the contractual maturities of which at the balance sheet date are summarized as follows:

	December 31	December 31
	2020	2019

Accounts payable and accrued liabilities with contractual maturities
Within 90 days or less	$12,311	$5,143
In later than 90 days, not later than one year	—	—

Total exposure	$12,311	$5,143

Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of risk exposure

The Corporation is exposed to currency risk at the balance sheet date through the following financial assets and liabilities, which are denominated in thousands of US dollars:

	December 31	December 31
	2020	2019

Cash and cash equivalents	$14	$588
Accounts and other receivable	2	1,282
Accounts payable and accrued liabilities	(338)	(925)
Net exposure	$(322)	$945

Commodity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of risk exposure

	December 31	December 31
	2020	2019

Embedded derivative asset	$13,074	$15,160
Total exposure	$13,074	$15,160